As filed with the Securities and Exchange Commission on December 6, 2007
                                                                                                                                       File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 47	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 14, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until December 14, 2007, the effectiveness of the registration statement for the iShares MSCI Japan Small Cap Index Fund (the “Fund”) filed in Post-Effective Amendment No. 35 on July 19, 2007, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the registration statement of the Fund was delayed in Post-Effective Amendment No. 37 filed on October 1, 2007, Post-Effective Amendment No. 40 filed on October 31, 2007 and in Post-Effective Amendment No. 44 filed on November 30, 2007, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 35.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 6th day of December, 2007.

By:
Michael A. Latham*
President

Date: December 6, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Director

Date: December 6, 2007

John E. Martinez*
Director

Date: December 6, 2007

George G. C. Parker*
Director

Date: December 6, 2007

Cecilia H. Herbert*
Director

Date: December 6, 2007

Charles A. Hurty*
Director

Date: December 6, 2007

John E. Kerrigan*
Director

Date: December 6, 2007

Robert H. Silver*
Director

Date: December 6, 2007

Michael A. Latham*
President

Date: December 6, 2007

/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Treasurer

Date: December 6, 2007

*By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: December 6, 2007

*
Powers of Attorney, each dated September 18, 2007 for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecelia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated by reference to Post-Effective Amendment No. 42.